Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details 5) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Notes Payable to Banks	Jun. 30, 2011 Convertible Notes Payable	Dec. 31, 2011 Convertible Notes Payable	Jun. 15, 2011 Convertible Notes Payable
Short-term Debt [Line Items]
Current portion of debt outstanding	$ 32,693,000		$ 32,693,000		$ 1,516,000			$ 1,516,000		$ 0
Total debt, Non-Current	1,168,204,000		1,168,204,000		196,545,000			5,668,000		190,877,000
Long-term debt due in 2012					1,516,000
Debt Instrument, Face Amount											230,000,000
Proceeds from Convertible Debt					223,100,000	0	0		223,100,000
Interest rate										3.25%	3.25%
Debt Instrument, Convertible, Conversion Ratio										14.0056
Debt Instrument, Principal Amount Used for Conversion into Common Stock, Denominator										1,000
Convertible debt instrument, conversion price										$ 71.40
Convertible Debt, Noncurrent										190,900,000
Debt Instrument, Unamortized Discount (Premium), Net										4,100,000
Debt Discount Premium Capitalized										3,400,000
Amortization of Debt Discount (Premium)			1,257,000	1,037,000						700,000
Debt Instrument, Convertible, Carrying Amount of Equity Component										36,200,000
Capitalized Interest Costs, Including Allowance for Funds Used During Construction										8,100,000
Interest Costs Capitalized	22,200,000	3,100,000	35,500,000	3,800,000						7,400,000
2013	1,400,000		1,400,000		1,495,000
2014	1,400,000		1,400,000		1,495,000
2015	1,300,000		1,300,000		1,420,000
2016	230,700,000		230,700,000		230,803,000
Thereafter					$ 455,000